Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Non-Current Liabilities
Schedule of other non-current liabilities

	December 31,	December 31,
	2022	2023
Deferred revenue	2,288,111	3,051,022
Warranty liabilities	2,277,144	3,202,936
Deferred government grants	309,762	323,980
Non-current finance lease liabilities	14,457	22,173
Others	254,553	63,694
Total	5,144,027	6,663,805